Common Stock and Capital Surplus [Text Block]	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Common Stock and Capital Surplus [Text Block]
18.	COMMON STOCK AND CAPITAL SURPLUS

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
	(shares)
Balance at beginning of fiscal year	14,158,585,720	14,164,026,420	14,168,853,820
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	5,440,700	4,827,400	—

Balance at end of fiscal year	14,164,026,420	14,168,853,820	14,168,853,820

Under the Companies Act, issuances of common stock, including conversions of bonds and notes, are required to be credited to the common stock account for at least 50% of the proceeds and to the legal capital surplus account (“legal capital surplus”) for the remaining amounts.

The Companies Act permits Japanese companies, upon approval by the Board of Directors, to issue shares in the form of a “stock split,” as defined in the Companies Act. Also, prior to April 1, 1991, Japanese companies were permitted to issue free share distributions. BTMU and MUTB from time to time made free share distributions. These free distributions usually ranged from 5% to 10% of outstanding common stock and publicly-owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing the appropriate capital accounts by an amount equal to the fair value of the shares issued. The application of such U.S. accounting practices to the cumulative free distributions made by BTMU and MUTB at March 31, 2016, would have increased capital accounts by ¥1,910,106 million with a corresponding decrease in unappropriated retained earnings.

The Companies Act permits that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a shareholders’ meeting. The Companies Act limits the increase of paid-in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.

As for Capital surplus, the fee retained by MUFG’s subsidiary as underwriting compensation, net of stock issuance expense, was included in the total Capital surplus balance.

Treasury Stock

The Companies Act permits Japanese companies to effect purchases of their own shares pursuant to a resolution by the shareholders at an annual general meeting until the conclusion of the following ordinary general meeting of shareholders, and to hold such shares as their treasury stock indefinitely regardless of purpose. However, the Companies Act requires the amount of treasury stock purchased should be within the amount of retained earnings available for dividends. Disposition of treasury stock is subject to the approval of the Board of Directors and is to follow the procedures similar to a public offering of shares for subscription.

From November 17, 2014 to December 18, 2014, MUFG repurchased 148,595,500 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion in aggregate in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 14, 2014. The repurchase plan, as authorized by the Board of Directors of MUFG, allowed for the repurchase of an aggregate amount of up to 180,000,000 shares, which represents the equivalent of 1.27% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.

From May 18, 2015 to June 16, 2015, MUFG repurchased 111,151,800 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion in aggregate in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on May 15, 2015. The repurchase plan, as authorized by the Board of Directors of MUFG, allowed for the repurchase of an aggregate amount of up to 160,000,000 shares, which represents the equivalent of 1.14% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.

From November 16, 2015 to December 31, 2015, MUFG repurchased 121,703,700 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion in aggregate in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 13, 2015. The repurchase plan, as authorized by the Board of Directors of MUFG, allowed for the repurchase of an aggregate amount of up to 140,000,000 shares, which represents the equivalent of 1.01% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.

Parent Company Shares Held by Subsidiaries and Affiliated Companies

At March 31, 2016, certain subsidiaries and affiliated companies owned shares of common stock of MUFG. Such shares are included in treasury stock in the accompanying consolidated balance sheets and deducted from the MUFG’s shareholders’ equity.